Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	June 30, 2021	December 31, 2020
Equity instruments at fair value through other comprehensive income	669	588
Debt instruments at fair value through other comprehensive income	409	426
Other financial assets at fair value through profit or loss	836	890
Pre-funded pension obligations	179	177
Long-term prepaid expenses	77	92
Long-term loans and advances and other non-current receivables	508	537
Derivative financial instruments	21	24
Total	2,699	2,734